Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of administrative expense
	Year ended December 31,
	2020	2019	2018
Labor	1,509,917	1,690,420	2,193,120
Audit fee	114,400	138,870	122,908
Professional fee	16,201	18,517	69,639
Design fee	410,166	372,192	648,632
Depreciation and amortization charges	738,725	685,253	1,185,257
Bank charges	3,283	2,815	8,130
Rental	72,960	73,021	75,907
Travelling and entertainment	76,093	17,439	2,662
Others	498,069	479,731	600,765
	3,439,815	3,478,258	4,907,020